Note 13 - Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
10
– INCOME TAXES

A reconciliation of the effective tax rate of the income tax benefit and the statutory income tax rates applied to the loss before income taxes is as follows for the three
-months ended
March 31:

	2020	2019

Income tax benefit at Canadian statutory rate	26.5%	26.5%
Valuation allowance	(26.5% )	(26.5% )

Effective income tax rate	0%	0%

As of
March 31, 2020,
the Company has net operating loss carry forwards of approximately
$26,200,000
that
may
be available to reduce future years’ taxable income. Such carry forwards typically expire after
20
years. The Company currently has carry forwards that begin to expire in
2034.
Future tax benefits which
may
arise as a result of these losses have
not
been recognized in these consolidated financial statements, because the Company believes that it is more likely than not
that the carryforwards will expire unused and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards. The deferred tax asset and associated valuation allowance are as follows for the period ended
March 31, 2020
and the year ended
December 31, 2019:

	March 31, 2020	December 31, 2 019

Deferred tax asset - net operating losses	$6,900,000	$6,800,000
Deferred tax asset valuation allowance	(6,900,000)	(6,800,000)

Net deferred tax asset	$-	$-

The change in the valuation allowance amounted to
$100,000
and
$300,000
for the
three
-months ended
March 31, 2020
and
2019,
respectively. All other temporary differences are immaterial both individually and in the aggregate to the condensed consolidated financial statements.

Company management analyzes its income tax filing positions in Canadian federal and provincial jurisdictions where it is required to file income tax returns, for all open tax years in these jurisdictions, to identify potential uncertain tax positions. As of
March 31, 2020,
there are
no
uncertain income tax positions taken or expected to be taken that would require recognition of a liability or disclosure in the condensed consolidated financial statements. The Company is subject to routing audits by taxing jurisdictions; however, there are currently no
audits for any tax periods in progress. Generally, the Company is no
longer subject to income tax examinations for years prior to
2016.

NOTE
13
– INCOME TAXES

A reconciliation of the effective tax rate of the income tax benefit and the statutory income tax rates applied to the loss before income taxes is as follows for the years ended
December
31:

	2019	2018

Income tax benefit at Canadian statutory rate	26.5%	26.5%
Valuation allowance	(26.5% )	(26.5% )

Effective income tax rate	0%	0%

As of
December 31, 2019,
the Company has net operating loss carry forwards of approximately
$25,700,000
that
may
be available to reduce future years’ taxable income. Such carry forwards typically expire after
20
years. The Company currently has carry forwards that begin to expire in
2034.
Future tax benefits which
may
arise as a result of these losses have
not
been recognized in these consolidated financial statements, because the Company believes that it is more likely than not
that the carryforwards will expire unused and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards. The deferred tax asset and associated valuation allowance are as follows for the years ended
December 31:

	2019	2018

Deferred tax asset - net operating losses	$6,800,000	$5,300,000
Deferred tax asset valuation allowance	(6,800,000)	(5,300,000)

Net deferred tax asset	$-	$-

The change in the valuation allowance amounted to
$1,500,000
and
$1,600,000
for the year ended
December 31, 2019
and
2018,
respectively. All other temporary differences are immaterial both individually and in the aggregate to the consolidated financial statements.

Company management analyzes its income tax filing positions in Canadian federal and provincial jurisdictions where it is required to file income tax returns, for all open tax years in these jurisdictions, to identify potential uncertain tax positions. As of
December 31, 2019,
there are
no
uncertain income tax positions taken or expected to be taken that would require recognition of a liability or disclosure in the consolidated financial statements. The Company is subject to routing audits by taxing jurisdictions; however, there are currently no
audits for any tax periods in progress. Generally, the Company is no
longer subject to income tax examinations for years prior to
2016.